Cost Reduction Initiatives, Impairments, Restructurings and Other Charges - Restructuring Pre-tax Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Impairment of multi-client data library	$ 399	$ 100,100	$ 5,461
Pre-tax restructuring charges	8,391
Systems [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges			27,983
INOVA Geophysical [Member]
Restructuring Cost and Reserve [Line Items]
Outstanding receivables due from INOVA	5,500
INOVA Geophysical [Member]
Restructuring Cost and Reserve [Line Items]
Write-down of note receivable from OceanGeo		30,700
Charges related to excess and obsolete inventory and customer bad debts		3,500
Severance charges [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges	5,600
Severance charges [Member] | Systems [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges			5,602
Facility charges [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges	2,791
Facility charges [Member] | Systems [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges			647
Asset write-downs and other [Member] | Systems [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges			21,734
Cost of goods sold [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges	3,981	108,542
Cost of goods sold [Member] | Systems [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges			25,727
Cost of goods sold [Member] | Severance charges [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges	3,981	391
Cost of goods sold [Member] | Severance charges [Member] | Systems [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges			3,729
Cost of goods sold [Member] | Facility charges [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges	0
Cost of goods sold [Member] | Facility charges [Member] | Systems [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges			647
Cost of goods sold [Member] | Multi-client data library, net [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges		100,100
Cost of goods sold [Member] | Asset write-downs and other [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges		8,051
Cost of goods sold [Member] | Asset write-downs and other [Member] | Systems [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges			21,351
Operating expenses [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges	3,233	33,400
Operating expenses [Member] | Systems [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges			2,256
Operating expenses [Member] | Severance charges [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges	1,910	1,902
Operating expenses [Member] | Severance charges [Member] | Systems [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges			1,873
Operating expenses [Member] | Facility charges [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges	1,323
Operating expenses [Member] | Facility charges [Member] | Systems [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges			0
Operating expenses [Member] | Goodwill and Intangible Assets [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges		23,284
Operating expenses [Member] | Asset write-downs and other [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges		8,214
Operating expenses [Member] | Asset write-downs and other [Member] | Systems [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges			$ 383
Equity in earnings (losses) of investments [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges		34,199
Equity in earnings (losses) of investments [Member] | Equity method investments [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges		34,199
Other (income) expense [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges	1,618
Other (income) expense [Member] | Facility charges [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges	1,618
Income tax benefit [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges	(269)
Income tax benefit [Member] | Severance charges [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges	(119)
Income tax benefit [Member] | Facility charges [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges	(150)
Net income attributable to noncontrolling interest [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges	(172)
Net income attributable to noncontrolling interest [Member] | Severance charges [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges	$ (172)
Income (loss) before income taxes [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges		176,141
Income (loss) before income taxes [Member] | Severance charges [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges		2,293
Income (loss) before income taxes [Member] | Multi-client data library, net [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges		100,100
Income (loss) before income taxes [Member] | Equity method investments [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges		34,199
Income (loss) before income taxes [Member] | Goodwill and Intangible Assets [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges		23,284
Income (loss) before income taxes [Member] | Asset write-downs and other [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax restructuring charges		$ 16,265